Capital resources (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Shareholders' equity (excluding non-controlling interests)
Shareholders' equity	£ 43,547	£ 45,736
Qualifying Tier 2 capital
Minimum pillar 1 capital ratio		8.00%
Minimum tier 1 component ratio		4.50%
RBSG plc
Shareholders' equity (excluding non-controlling interests)
Shareholders' equity	43,547	£ 45,736
Preference shares - equity	(496)	(496)
Other equity instruments	(4,058)	(4,058)
Shareholders' equity (excluding non-controlling interests)	38,993	41,182
Regulatory adjustments and deductions
Own credit	(118)	(405)
Defined benefit pension fund adjustment	(474)	(394)
Cash flow hedging reserve	(35)	191
Deferred tax assets	(757)	(740)
Prudential valuation adjustments	(431)	(494)
Goodwill and other intangible assets	(6,622)	(6,616)
Expected losses less impairments	(167)	(654)
Foreseeable ordinary and special dividends	(968)	(1,326)
Foreseeable charges	(365)
Other regulatory adjustments	(2)	(105)
Total regulatory adjustments and deductions	(9,939)	(10,543)
CET1 capital	29,054	30,639
Additional Tier 1 (AT1) capital
Eligible AT1	4,051	4,051
Qualifying instruments and related share premium subject to phase out	1,366	1,393
Qualifying instruments issued by subsidiaries and held by third parties subject to phase out	140	140
AT1 capital	5,557	5,584
Tier 1 capital	34,611	36,223
Qualifying Tier 2 capital
Qualifying instruments and related share premium	4,867	6,386
Qualifying instruments issued by subsidiaries and held by third parties	1,345	1,565
Tier 2 capital	6,212	7,951
Total regulatory capital	£ 40,823	£ 44,174